SUPPLEMENTAL FINANCIAL INFORMATION - Depreciation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	$ (3,943)	$ (2,564)
Cost of Services
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	(185)	(179)
Mining, other development expense
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	(2)	(2)
Milling, conversion expense
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	(3,076)	(2,053)
Exploration
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	(266)	(180)
Evaluation
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	(270)	(36)
General and administrative
SUPPLEMENTAL FINANCIAL INFORMATION
Depreciation	$ (144)	$ (114)